CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)		Dec. 31, 2020 CAD ($)
Cash flows provided by (used in) operating activities
Income (loss) before income taxes	$ 5,097		$ 3,287
Adjustments:
Interest expense related to financing activities	186		209
Increase (decrease) in insurance and investment contract liabilities	2,415		14,921
Decrease (increase) in reinsurance assets	86		204
Realized and unrealized (gains) losses and foreign currency changes on invested assets	1,639		(7,311)
Sales, maturities and repayments of invested assets	55,189		76,289
Purchases of invested assets	(64,592)		(81,709)
Income taxes received (paid)	(1,028)		(690)
Mortgage securitization	95		197
Other operating activities	(944)		1,856
Net cash provided by (used in) operating activities	(1,857)		7,253
Cash flows provided by (used in) investing activities
Net (purchase) sale of property and equipment	(81)		(158)
Investment in and transactions with joint ventures and associates	(29)		(1)
Dividends and other proceeds relating to joint ventures and associates	382		29
Acquisitions, net of cash and cash equivalents	(412)	[1]	(469)	[1]
Other investing activities	(663)		(287)
Net cash provided by (used in) investing activities	(803)		(886)
Cash flows provided by (used in) financing activities
Increase in (repayment of) borrowed funds	31		81
Issuance of subordinated debt, net of issuance costs	1,992		1,740
Repayment of senior financing	0		(2,020)
Increase in (repayment of) borrowing from credit facility	108		275
Redemption of preferred shares and other equity instruments	(1,025)		0
Redemption of senior debentures and subordinated debt	(650)		(500)
Issuance of preferred shares and other equity instruments, net	987		0
Issuance of common shares on exercise of stock options	36		18
Transactions with non-controlling interests	19		(5)
Common shares purchased for cancellation	0		(200)
Dividends paid on common and preferred shares	(1,428)		(1,360)
Payment of lease liabilities	(143)		(136)
Interest expense paid	(187)		(205)
Net cash provided by (used in) financing activities	(260)		(2,312)
Changes due to fluctuations in exchange rates	(35)		(92)
Increase (decrease) in cash and cash equivalents	(2,955)		3,963
Net cash and cash equivalents, beginning of year	10,648		6,685
Net cash and cash equivalents, end of year	7,693		10,648
Short-term securities, end of year	4,452		2,873
Net cash, cash equivalents ad short-term securities, end of year	12,145		13,521
Total cash consideration paid	446		514
Cash and cash equivalents acquired	$ 34		$ 45

[1]	Consists of total cash consideration paid of $446 ($514 in 2020), less cash and cash equivalents acquired of $34 ($45 in 2020).